Financial risk management - Floating Rate Risk Effects on Profit Before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Profit / (loss) before income tax	$ (6,933)	$ 35,086	$ 305,394
Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Profit / (loss) before income tax	(2,335)	(2,027)
Floating interest rate | Interest rate risk | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Profit / (loss) before income tax		(134)
Floating interest rate | Interest rate risk | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Profit / (loss) before income tax	(2,041)	(1,893)
Floating interest rate | Interest rate risk | U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Profit / (loss) before income tax	(294)
Brazilian Reais | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Profit / (loss) before income tax	(2,041)	(1,893)
Brazilian Reais | Floating interest rate | Interest rate risk | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Profit / (loss) before income tax		0
Brazilian Reais | Floating interest rate | Interest rate risk | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Profit / (loss) before income tax	(2,041)	(1,893)
Brazilian Reais | Floating interest rate | Interest rate risk | U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Profit / (loss) before income tax	0
Euro | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Profit / (loss) before income tax	(294)
Euro | Floating interest rate | Interest rate risk | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Profit / (loss) before income tax	0
Euro | Floating interest rate | Interest rate risk | U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Profit / (loss) before income tax	$ (294)
U.S. Dollar | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Profit / (loss) before income tax		(134)
U.S. Dollar | Floating interest rate | Interest rate risk | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Profit / (loss) before income tax		(134)
U.S. Dollar | Floating interest rate | Interest rate risk | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Profit / (loss) before income tax		$ 0